Goodwill and other intangible assets - Components of other intangible assets subject to amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets
Gross Amount	$ 80,621	$ 72,627
Finite Lived Intangible Assets Accumulated Amortization	58,005	51,958
Finite-Lived Intangible Assets, Net	22,616	20,669
Core deposits
Finite-Lived Intangible Assets
Core deposits - Gross	37,224	37,224
Finite Lived Intangible Assets Accumulated Amortization	29,792	26,070
Finite-Lived Intangible Assets, Net	7,432	11,154
Other customer relationship
Finite-Lived Intangible Assets
Customer relationships - Gross	42,909	34,915
Finite Lived Intangible Assets Accumulated Amortization	28,075	25,847
Finite-Lived Intangible Assets, Net	14,834	9,068
Trademarks
Finite-Lived Intangible Assets
Gross Amount	488	488
Finite Lived Intangible Assets Accumulated Amortization	138	41
Finite-Lived Intangible Assets, Net	$ 350	$ 447